Note 4 - Loans and Related Allowance of Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Individually evaluated for impairment				$ 1,567	$ 527
Collectively evaluated for impairment				5,623	6,071
Total ending allowance balance	$ 7,190	$ 6,598	$ 6,385	7,190	6,598
ALLL balance, period start	6,598	6,385
Charge-offs	(1,154)	(743)
Recoveries	701	386
Provision for Loan, Lease, and Other Losses	1,045	570	315
ALLL balance, period end	7,190	6,598	6,385
Commercial And Industrial [Member]
Individually evaluated for impairment				694	90
Collectively evaluated for impairment				305	358
Total ending allowance balance	999	448	867	999	448
ALLL balance, period start	448	867
Charge-offs	(536)	(237)
Recoveries	234	90
Provision for Loan, Lease, and Other Losses	853	(272)
ALLL balance, period end	999	448	867
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment				313	172
Total ending allowance balance	313	172	276	313	172
ALLL balance, period start	172	276
Charge-offs
Recoveries	34
Provision for Loan, Lease, and Other Losses	107	(104)
ALLL balance, period end	313	172	276
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment				140	251
Collectively evaluated for impairment				1,620	2,567
Total ending allowance balance	1,760	2,818	3,139	1,760	2,818
ALLL balance, period start	2,818	3,139
Charge-offs	(117)	(414)
Recoveries	241	141
Provision for Loan, Lease, and Other Losses	(1,182)	(48)
ALLL balance, period end	1,760	2,818	3,139
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment				733	186
Collectively evaluated for impairment				3,303	2,949
Total ending allowance balance	4,036	3,135	2,078	4,036	3,135
ALLL balance, period start	3,135	2,078
Charge-offs	(39)	(70)
Recoveries	111	140
Provision for Loan, Lease, and Other Losses	829	987
ALLL balance, period end	4,036	3,135	2,078
Consumer Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment				82	25
Total ending allowance balance	82	25	25	$ 82	$ 25
ALLL balance, period start	25	25
Charge-offs	(462)	(22)
Recoveries	81	15
Provision for Loan, Lease, and Other Losses	438	7
ALLL balance, period end	$ 82	$ 25	$ 25